Assets and Liabilities Accounted for AS Secured Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Current maturities of long-term finance receivables, net	¥ 761,913	¥ 737,659
Long-term indebtedness	476,381	525,435
Ricohs Consolidated Financial Position
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Current maturities of long-term finance receivables, net	12,039	15,487
Long-term finance receivables, net	24,442	30,225
Current maturities of long-term indebtedness	10,161	12,487
(Including secured loans caused by lease transactions)	(10,161)	(11,835)
Long-term indebtedness	20,624	24,371
(Including secured loans caused by lease transactions)	¥ (20,624)	¥ (23,096)